Average Annual Total Returns - FidelityAdvisorMulti-AssetIncomeFund-RetailPRO - FidelityAdvisorMulti-AssetIncomeFund-RetailPRO - Fidelity Advisor Multi-Asset Income Fund	Mar. 01, 2024
Fidelity Multi-Asset Income Fund | Return Before Taxes
Average Annual Return:
Past 1 year	11.72%
Past 5 years	10.49%
Since Inception	9.09%	[1]
Fidelity Multi-Asset Income Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	9.90%
Past 5 years	9.04%
Since Inception	7.72%	[1]
Fidelity Multi-Asset Income Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	7.03%
Past 5 years	7.76%
Since Inception	6.68%	[1]
LB001
Average Annual Return:
Past 1 year	5.53%
Past 5 years	1.10%
Since Inception	1.25%	[1]
F1878
Average Annual Return:
Past 1 year	15.58%
Past 5 years	8.53%
Since Inception	7.34%	[1]

[1]	AFrom March 28, 2018.